Financial instruments - Interest rate risk (Details) $ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Oct. 01, 2019 CAD ($)	Sep. 30, 2019 CAD ($)
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Assets		$ 15,550,358	$ 13,313,568	$ 12,621,746
Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Receive Rate	4.99%	4.99%
Interest rate swaps | Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Notional amount	$ 250,000
Pay Rate	3.26%	3.26%
Interest rate swaps | At fair value | Interest rate risk
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Assets		$ 6,180		$ 1,380